Statements of Net Assets Available for Benefits - EBP 055 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Plan’s interest in Stable Value Master Trust	$ 352,729,189	$ 351,741,970
Investments at fair value	5,114,422,038	4,333,492,192
Accrued income	21,732	1,109,921
Receivables:
Notes receivable from participants	81,848,181	76,125,616
Company contributions	2,314,943	1,696,277
Pending trades	112,099,960	370,346
Total receivables	196,263,084	78,192,239
Total assets	5,663,436,043	4,764,536,322
Liabilities
Accrued fees	36,011	23,306
Pending trades payable	111,833,000	1,944
Total liabilities	111,869,011	25,250
Net assets available for benefits	$ 5,551,567,032	$ 4,764,511,072